Long-term investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Feb. 28, 2019 CNY (¥)	Dec. 31, 2016 CNY (¥)
Equity Method Investments	¥ 44,415		¥ 43,689		$ 6,970
Other than Temporary Impairment Losses, Investments			49,502
Other Long-term Investments	0		78,325
Debt Securities, Held-to-maturity	2,901		2,653		$ 455
Income (Loss) from Equity Method Investments	726	$ 114	797	¥ 2,223
Remeasurement of Equity Investments	(11,443)	$ (1,796)	9,021	(18,356)
Nanjing Zhongshan Financial Leasing Co., Ltd [Member]
Equity Method Investment, Ownership Percentage							25.00%
Equity Method Investments	44,415						¥ 42,500,000
Income (Loss) from Equity Method Investments	¥ 726		(2)	¥ 1,191
Nanjing Tengbang Jinhong Tourism Industry Investment Fund Partnership [Member]
Equity Method Investment, Ownership Percentage						21.33%
Equity Method Investments						¥ 54,616,000
Income (Loss) from Equity Method Investments			¥ 799,000